Variable Interest Entity	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity
3.	VARIABLE INTEREST ENTITY

The Company is the primary beneficiary of iASPEC, pursuant to the Amended and Restated MSA. iASPEC is qualified as a variable interest entity of the Company and is subject to consolidation. Accordingly, the assets and liabilities and revenues and expenses of iASPEC have been included in the accompanying consolidated financial statements. In the opinion of management, (i) the ownership structure of the Company, and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and its shareholder are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

For the six months ended June 30, 2020 and 2019, net loss of $ 264,047 and $ 6,749 respectively, have been attributed to non-controlling interest in the consolidated statements of operations of the Company.

Government licenses, permits and certificates represent substantially all of the unrecognized revenue-producing assets held by the VIEs. Recognized revenue-producing assets held by the VIEs consist of property, plant and equipment, and intangible assets.

The VIE’s assets and liabilities were as follows as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
	(Unaudited)
Total current assets	$12,396,964	$17,854,356
Property, plant and equipment	3,702,853	3,516,313
Total assets	22,745,524	30,660,788
Intercompany payable to the WFOE	19,115,513	19,623,596
Total current liabilities	36,121,681	39,005,733
Total liabilities	36,121,681	39,005,733
Total equity	$(13,376,157)	$(8,344,945)